Debt Instruments - Breakdown by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments
Financial assets	€ 176,554	€ 184,596	€ 191,124
Financial assets (as a percent)		100.00%	100.00%
Debt instruments
Debt Instruments
Financial assets	€ 176,554	€ 184,596	€ 191,124
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 35,587	€ 35,108	€ 40,677
Public fixed income
Debt Instruments
Financial assets	140,967	149,488	150,447
Standard & Poors AAA Rating | Debt instruments
Debt Instruments
Financial assets	€ 16,187	€ 15,822	€ 19,735
Financial assets (as a percent)	9.17%	8.57%	10.33%
Standard & Poors AAA Rating | Private fixed income
Debt Instruments
Financial assets	€ 14,088	€ 14,737	€ 18,901
Standard & Poors AAA Rating | Public fixed income
Debt Instruments
Financial assets	2,099	1,085	834
Standard & Poors AA Rating | Debt instruments
Debt Instruments
Financial assets	€ 20,498	€ 33,458	€ 23,681
Financial assets (as a percent)	11.61%	18.13%	12.39%
Standard & Poors AA Rating | Private fixed income
Debt Instruments
Financial assets	€ 1,714	€ 5,133	€ 2,715
Standard & Poors AA Rating | Public fixed income
Debt Instruments
Financial assets	18,784	28,325	20,966
Standard & Poors, A Rating | Debt instruments
Debt Instruments
Financial assets	€ 59,883	€ 62,982	€ 72,856
Financial assets (as a percent)	33.92%	34.12%	38.12%
Standard & Poors, A Rating | Private fixed income
Debt Instruments
Financial assets	€ 6,228	€ 3,238	€ 3,464
Standard & Poors, A Rating | Public fixed income
Debt Instruments
Financial assets	53,655	59,744	69,392
Standard & Poors BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 37,719	€ 29,655	€ 26,930
Financial assets (as a percent)	21.36%	16.06%	14.09%
Standard & Poors BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 6,515	€ 4,889	€ 5,093
Standard & Poors BBB Rating | Public fixed income
Debt Instruments
Financial assets	31,204	24,766	21,837
Standard & Poors below BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 38,595	€ 36,710	€ 38,080
Financial assets (as a percent)	21.86%	19.89%	19.92%
Standard & Poors below BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 3,431	€ 1,244	€ 668
Standard & Poors below BBB Rating | Public fixed income
Debt Instruments
Financial assets	35,164	35,466	37,412
Unrated | Debt instruments
Debt Instruments
Financial assets	€ 3,672	€ 5,969	€ 9,842
Financial assets (as a percent)	2.08%	3.23%	5.15%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 3,611	€ 5,867	€ 9,836
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 61	€ 102	€ 6